License Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Surrozen Inc [Member]
License Agreements [Line Items]
License Agreements
Note 6. License Agreements
Stanford License Agreements
In March 2016, the Company entered into a license agreement with Stanford, or the 2016 Stanford Agreement, which was amended in July 2016, October 2016 and January 2021, pursuant to which the Company obtained from Stanford, a worldwide, exclusive, sublicensable license under certain patents, rights, or licensed patents and technology related to its engineered Wnt surrogate molecules to make, use, import, offer to sell and sell products that are claimed by the licensed patents or that use or incorporate such technology, or licensed products, for the treatment, diagnosis and prevention of human and veterinary diseases. In consideration for this license, the Company paid Stanford a nominal upfront fee and issued an aggregate of 241,688 shares of our common stock to Stanford, the University of Washington and two co-inventors of
the licensed patents. In addition, the Company agreed to pay Stanford nominal annual license maintenance fees which are creditable against earned royalties owed to Stanford for the same year, an aggregate of up to $0.9 million for the achievement of specified development and regulatory milestones, and an aggregate of up to $5.0 million for achievement of specified sales milestones. Stanford is also entitled to receive royalties from the Company equal to a very low single digit percentage of the Company’s and its sublicensees’ net sales of licensed products that are covered by a valid claim of a licensed patent. Additionally, the Company agreed to pay Stanford a sub-teen double
digit percentage of certain consideration the Company receives as a result of granting sublicenses to the licensed patents and, if the
Company acquired,
a one-time change
of control fee in the low six figures. Stanford retains the right under the 2016 Stanford Agreement, on behalf of itself, Stanford Hospital and Clinics, the University of Washington and all other non-profit
research institutions, to practice the licensed patents and technology for any non-profit purpose. The licensed patents and technology are additionally subject to a non-exclusive, irrevocable,
worldwide license held by the Howard Hughes Medical Institute to practice the licensed patents and technology for its research purposes, but with no right to assign or sublicense.
In June 2018, the Company entered into another license agreement with Stanford, or the 2018 Stanford Agreement, pursuant to which the Company obtained from Stanford, a worldwide, exclusive, sublicensable license under certain patent rights related to its surrogate R-spondin proteins, or the licensed patents, to make, use, import, offer to sell and sell products that are claimed by the licensed patents, or licensed products, for the treatment, diagnosis and prevention of human and veterinary diseases, or the exclusive field. Additionally, Stanford granted the Company a worldwide, non-exclusive,
sublicensable license under the licensed patents to make and use licensed products for research and development purposes in furtherance of the exclusive field and a worldwide, non-exclusive license
to make, use and import, but not to offer to sell or sell, licensed products in any other field of use. In consideration of these licenses, the Company paid Stanford a nominal upfront fee. The Company also agreed to pay Stanford nominal annual license maintenance fees which are creditable against earned royalties owed to Stanford for the same year, and an aggregate of up to $0.425 million for the achievement of specified development and regulatory milestones. Stanford is also entitled to receive royalties from the Company equal to
a sub-single digit
percentage of the Company’s and its sublicensees’ net sales of licensed products. Additionally, the Company agreed to pay Stanford a one-time payment
in the low six figures for each sublicense of the licensed patents that the Company grants to a third party and, if the Company is acquired, a one-time nominal
change of control fee. Stanford retains the right under the 2018 Stanford Agreement, on behalf of itself, Stanford Health Care, Lucile Packard Children’s Hospital at Stanford and all
other non-profit research
institutions, to practice the licensed patents for
any non-profit purpose.
The licensed patents are additionally subject to
a non-exclusive, irrevocable,
worldwide license held by the Howard Hughes Medical Institute to exercise any intellectual property rights with respect to the licensed patents for research purposes, including the right to sublicense to non-profit
and governmental entities but with no other rights to assign or sublicense.
Under each of the 2016 Stanford Agreement and the 2018 Stanford Agreement, or Stanford Agreements, the Company agreed to use commercially reasonable efforts to develop and commercialize licensed products and the Company agreed to achieve certain funding and development milestones by certain dates. Unless earlier terminated, each Stanford Agreement will continue until the expiration of the patents licensed under such Stanford Agreement. The Company may terminate either Stanford Agreement at any time for any reason by providing at least 30 days’ written notice to Stanford. Stanford may terminate either Stanford Agreement if the Company breaches certain provisions of that Stanford Agreement and fail to remedy such breach within 90 days after written notice of the breach by Stanford.
For the six months ended June 30, 2021, the Company paid approximately
$50,000
research and development expenses related to the Stanford Agreements. For the six months ended June 30, 2020, the Company paid approximately
$40,000 research and development expenses related to the Stanford Agreements. No milestone payments or earned royalties were paid by the Company to Stanford as of June 30, 2021 pursuant to the Stanford Agreements.
UCSF License and Option Agreements
In September and October 2016, the Company entered into two separate license and option agreements with The Regents of the University of California, or UCSF, pursuant to which the Company obtained non-exclusive licenses
from UCSF for internal research and antibody discovery purposes and an option to negotiate with UCSF to obtain a non-exclusive
license under UCSF’s rights in the applicable library to make, use, sell, offer for sale and import products incorporating antibodies identified or resulting from the Company’s use of such library, or licensed products. In consideration of the license and option rights under the UCSF Agreement, the Company paid UCSF a nominal option issue fee and agreed to pay UCSF a nominal annual option maintenance fee.
In January 2020, the Company amended and restated its license and option agreements with UCSF, or UCSF Agreement, to provide non-exclusive licenses
to make and use a certain human Fab naïve phage display library and to make and use a certain phage display llama VHH single domain antibody library for internal research and antibody discovery purposes and an option to negotiate with UCSF to obtain a non-exclusive license
under UCSF’s rights in the applicable library to make, use, sell, offer for sale and import products incorporating antibodies identified or resulting from the Company’s use of such library, or licensed products. If the Company exercises the option under the UCSF Agreement, the Company and UCSF will negotiate in good faith the terms of a commercial license agreement in addition to the pre-agreed terms
which include payment to UCSF of a nominal license issue fee, nominal annual license maintenance fees, nominal to low six figure milestone payments for the achievement of a specified regulatory milestone event for each licensed product, nominal annual minimum royalties, which are creditable against earned royalties for the same year, and earned royalties equal to a sub-single digit
percentage of the Company’s and the Company’s sublicensees’ net sales of licensed products. As of December 31, 2020, the Company has not exercised the option.
For the six months ended June 30, 2021, the Company paid

$25,000 for the annual license maintenance fee. No annual license maintenance fee was paid for the six months ended June 30, 2020. For both the six months ended
June 30, 2021 and 2020, the Company paid no research and development expenses related to the UCSF agreements. No milestone payments or earned royalties were paid by the Company to UCSF as of June 30, 2021 pursuant to the UCSF agreements.
Unless earlier terminated, the UCSF Agreement will continue until four years from its effective date, and the Company may exercise the option to negotiate a commercial license at any time during that term. Additionally, the Company may extend the UCSF Agreement for any additional four years by paying UCSF a nominal term extension fee. The Company may terminate the UCSF Agreement at any time for any reason by providing at least 60 days’ written notice to UCSF. UCSF may terminate the UCSF Agreement if UCSF reasonably believes the Company is in material breach of the UCSF Agreement and the Company fails to remedy such breach within 60 days after written notice of such breach by UCSF. Additionally, the UCSF Agreement will automatically terminate in the event of the Company’s bankruptcy.
Distributed Bio Subscription Agreement
In September 2016, the Company entered into, and in January 2019 the Company amended, an antibody library subscription agreement with Distributed Bio, or the Distributed Bio Agreement, in which the Company obtained from Distributed Bio a non-exclusive license
to use Distributed Bio’s antibody library to identify antibodies directed to an unlimited number of the Company’s proprietary targets and to make, use, sell, offer for sale, import and exploit products incorporating the antibodies that the Company identifies, or licensed products. In consideration for the rights granted to the Company under the Distributed Bio Agreement, the Company paid Distributed Bio a nominal upfront fee and an additional nominal fee upon entering into the amendment. The Company agreed to pay Distributed Bio an annual fee in the low six figures after the first three years. Additionally, the Company agreed to pay Distributed Bio an aggregate of $5.9 million for each licensed product that achieves specified development, regulatory and commercial milestones and royalties equal to a very low single digit percentage of the Company’s and its sublicensees’ net sales of licensed products. The Company’s obligation to pay royalties will end for each licensed product ten years after its first commercial sale.
For both the six months ended June 30, 2021 and 2020, the Company did not make any payments related to the Distributed Bio Agreement. No milestone payments or earned royalties were paid by the Company to Distributed Bio as of June 30, 2021 pursuant to the Distributed Bio Agreement.
Unless earlier terminated, the Distributed Bio Agreement will continue for an initial four-year term and will thereafter automatically renew for additional one-year terms.
The Company may terminate the Distributed Bio Agreement for convenience at any time by providing written notice to Distributed Bio. The Company and Distributed Bio may terminate the Distributed Bio Agreement for the other party’s material breach and failure to cure such breach within 60 days after notice of such breach.

Note 6. License Agreements
Stanford License Agreements
In March 2016, the Company entered into a license agreement with Stanford, or the 2016 Stanford Agreement, which was amended in July 2016, October 2016 and January 2021, pursuant to which the Company obtained from Stanford, a worldwide, exclusive, sublicensable license under certain patents, rights, or licensed patents and technology related to its engineered Wnt surrogate molecules to make, use, import, offer to sell and sell products that are claimed by the licensed patents or that use or incorporate such technology, or licensed products, for the treatment, diagnosis and prevention of human and veterinary diseases. In consideration for this license, the Company paid Stanford a nominal upfront fee and issued an aggregate of 241,688 shares of common stock to Stanford, the University of Washington and two co-inventors of
the licensed patents. In addition, the Company agreed to pay Stanford nominal annual license maintenance fees which are creditable against earned royalties owed to Stanford for the same year, an aggregate of up to $0.9 million for the achievement of specified development and regulatory milestones, and an aggregate of up to $5.0 million for achievement of specified sales milestones. Stanford is also entitled to receive royalties from us equal to a very low single digit percentage of the Company’s and its sublicensees’ net sales of licensed products that are covered by a valid claim of a licensed patent.
Additionally, the Company agreed to pay Stanford
a sub-teen double
digit percentage of certain consideration the Company receives as a result of granting sublicenses to the licensed patents and, if the Company acquired, a onetime change of control fee in the low six figures. Stanford retains the right under the 2016 Stanford Agreement, on behalf of itself, Stanford Hospital and Clinics, the University of Washington and all other non-profit
research institutions, to practice the licensed patents and technology for any non-profit purpose.
The licensed patents and technology are additionally subject to a non-exclusive, irrevocable,
worldwide license held by the Howard Hughes Medical Institute to practice the licensed patents and technology for its research purposes, but with no right to assign or sublicense.
In June 2018, the Company entered into another license agreement with Stanford, or the 2018 Stanford Agreement, pursuant to which the Company obtained from Stanford, a worldwide, exclusive, sublicensable license under certain patent rights related to its surrogate R-spondin proteins, or the licensed patents, to make, use, import, offer to sell and sell products that are claimed by the licensed patents, or licensed products, for the treatment, diagnosis and prevention of human and veterinary diseases, or the exclusive field. Additionally, Stanford granted the Company a worldwide, non-exclusive, sublicensable
license under the licensed patents to make and use licensed products for research and development purposes in furtherance of the exclusive field and a worldwide, non-exclusive license
to make, use and import, but not to offer to sell or sell, licensed products in any other field of use. In consideration of these licenses, the Company paid Stanford a nominal upfront fee. The Company also agreed to pay Stanford nominal annual license maintenance fees which are creditable against earned royalties owed to Stanford for the same year, and an aggregate of up to $0.425 million for the achievement of specified development and regulatory milestones. Stanford is also entitled to receive royalties from the Company equal to a sub-single digit
percentage of the Company’s and its sublicensees’ net sales of licensed products. Additionally, the Company agreed to pay Stanford a one-time payment
in the low six figures for each sublicense of the licensed patents that the Company grants to a third party and, if the Company is acquired, a onetime nominal change of control fee. Stanford retains the right under the 2018 Stanford Agreement, on behalf of itself, Stanford Health Care, Lucile Packard Children’s Hospital at Stanford and all other non-profit
research institutions, to practice the licensed patents for
any non-profit purpose.
The licensed patents are additionally subject to a nonexclusive, irrevocable, worldwide license held by the Howard Hughes Medical Institute to exercise any intellectual property rights with respect to the licensed patents for research purposes, including the right to sublicense to non-profit and
governmental entities but with no other rights to assign or sublicense.
Under each of the 2016 Stanford Agreement and the 2018 Stanford Agreement, or Stanford Agreements, the Company agreed to use commercially reasonable efforts to develop and commercialize licensed products and the Company agreed to achieve certain funding and development milestones by certain dates. Unless earlier terminated, each Stanford Agreement will continue until the expiration of the patents licensed under such Stanford Agreement. The Company may terminate either Stanford Agreement at any time for any reason by providing at least 30 days’ written notice to Stanford. Stanford may terminate either Stanford Agreement if the Company breaches certain provisions of that Stanford Agreement and fail to remedy such breach within 90 days after written notice of the breach by Stanford.
For the years ended December 31, 2020 and 2019, the Company paid de minimis research and development expenses related to the Stanford Agreements. No milestone payments or earned royalties were paid by the Company to Stanford during the fiscal years ended December 31, 2020 and 2019 or were due as of such date pursuant to the Stanford Agreements.
UCSF License and Option Agreements
In September and October 2016, the Company entered into two separate license and option agreements with The Regents of the University of California, or UCSF, pursuant to which the Company obtained non-exclusive licenses from UCSF for internal research and antibody discovery purposes and an option to negotiate with UCSF to obtain a non-exclusive license
under UCSF’s rights in the applicable library to make, use, sell, offer for sale and import products incorporating antibodies identified or resulting from the Company’s use of such library, or licensed products. In consideration of the license and option rights under the UCSF Agreement, the Company paid UCSF a nominal option issue fee and agreed to pay UCSF a nominal annual option maintenance fee.
In January 2020, the Company amended and restated its license and option agreements with UCSF, or UCSF Agreement, to provide non-exclusive licenses
to make and use a certain human Fab naive phage display library and to make and use a certain phage display llama VHH single domain antibody library for internal research and antibody discovery purposes and an option to negotiate with UCSF to obtain a non-exclusive license
under UCSF’s rights in the applicable library to make, use, sell, offer for sale and import products incorporating antibodies identified or resulting from the Company’s use of such library, or licensed products. If the Company exercises the option under the UCSF Agreement, the Company and UCSF will negotiate in good faith the terms of a commercial license agreement in addition to the pre-agreed terms
which include payment to UCSF of a nominal license issue fee, nominal annual license maintenance fees, nominal to low six figure milestone payments for the achievement of a specified regulatory milestone event for each licensed product, nominal annual minimum royalties, which are creditable against earned royalties for the same year, and earned royalties equal to a sub-single digit
percentage of the Company’s and the Company’s sublicensees’ net sales of licensed products. As of December 31, 2020, the Company has not exercised the option.
For both the years ended December 31, 2020 and 2019, the Company paid $0.1 million for research and development expenses related to the UCSF agreements. No milestone payments or earned royalties were paid by the Company to UCSF during the fiscal years ended December 31, 2020 and 2019 or were due as of such date pursuant to the UCSF agreements.
Unless earlier terminated, the UCSF Agreement will continue until four years from its effective date, and the Company may exercise the option to negotiate a commercial license at any time during that term. Additionally, the Company may extend the UCSF Agreement for any additional four years by paying UCSF a nominal term extension fee. The Company may terminate the UCSF Agreement at any time for any reason by providing at least 60 days’ written notice to UCSF. UCSF may terminate the UCSF Agreement if UCSF reasonably believes the Company is in material breach of the UCSF Agreement and the Company fails to remedy such breach within 60 days after written notice of such breach by UCSF. Additionally, the UCSF Agreement will automatically terminate in the event of the Company’s bankruptcy.
Distributed Bio Subscription Agreement
In September 2016, the Company entered into, and in January 2019 the Company amended, an antibody library subscription agreement with Distributed Bio, or the Distributed Bio Agreement, in which the Company obtained from Distributed Bio a non-exclusive license
to use Distributed Bio’s antibody library to identify antibodies directed to an unlimited number of the Company’s proprietary targets and to make, use, sell, offer for sale, import and exploit products incorporating the antibodies that the Company identifies, or licensed products. In consideration for the rights granted to the Company under the Distributed Bio Agreement, the Company paid Distributed Bio a nominal upfront fee and an additional nominal fee upon entering into the amendment. The Company agreed to pay Distributed Bio an annual fee in the low six figures after the first three years. Additionally, the Company agreed to pay Distributed Bio an aggregate of $5.9 million for each licensed product that achieves specified development, regulatory and commercial milestones and royalties equal to a very low single digit percentage of the Company’s and its sublicensees’ net sales of licensed products. The Company’s obligation to pay royalties will end for each licensed product ten years after its first commercial sale.
For the years ended December 31, 2020 and 2019, the Company incurred $0.2 million and $0.3 million, respectively, related to the Distributed Bio Agreement. No milestone payments or earned royalties were paid by the Company to Distributed Bio during the fiscal years ended December 31, 2020 and 2019 or were due as of such date pursuant to the Subscription Agreement.
Unless earlier terminated, the Distributed Bio Agreement will continue for an initial four-year term and will thereafter automatically renew for additional one-year terms.
The Company may terminate the Distributed Bio Agreement for convenience at any time by providing written notice to Distributed Bio. The Company and Distributed Bio may terminate the Distributed Bio Agreement for the other party’s material breach and failure to cure such breach within 60 days after notice of such breach.